Capital (Tables)	12 Months Ended
Dec. 31, 2017
Asset management operations
Group objectives, policies and processes for managing capital
Reconciliation of regulatory and other surplus

	Asset management operations
	2017				2016
	M&G Prudential	US	Eastspring Investments	Total	Total

	£m	£m	£m	£m	£m
Regulatory and other surplus
Beginning of year	405	205	204	814	733
Gains during the year	401	43	142	586	469
Movement in capital requirement	(65)	—	(8)	(73)	(54)
Capital injection	—	6	—	6	—
Distributions made to the parent company	(322)	—	(111)	(433)	(387)
Exchange and other movements	—	(19)	(5)	(24)	53

End of year	419	235	222	876	814

Operations within segments | Asia insurance operations
Group objectives, policies and processes for managing capital
Reconciliation of estimated capital position to shareholders' equity

	2017	2016

	£m	£m
IFRS shareholders' equity	5,524	4,992

Adjustments to regulatory basis
Unallocated surplus of with-profits funds	3,474	2,667
Deferred acquisition costs, distribution rights and goodwill of non-participating business not recognised for regulatory reporting	(1,515)	(1,365)
Other adjustments	2,411	1,628

Total adjustments	4,370	2,930

Total available capital resources of life assurance businesses on local regulatory bases	9,894	7,922

Operations within segments | Jackson (US insurance operations)
Group objectives, policies and processes for managing capital
Reconciliation of estimated capital position to shareholders' equity

	2017	2016

	£m	£m
IFRS shareholders' equity	5,013	5,204

Adjustments to regulatory basis
Deferred acquisition costs, distribution rights and goodwill of non-participating business not recognised for regulatory reporting	(8,197)	(8,303)
Jackson surplus notes	184	202
Investment and policyholder liabilities valuation differences between IFRS and regulatory basis for Jackson	5,325	6,657
Other adjustments	818	535

Total adjustments	(1,870)	(909)

Total available capital resources of life assurance businesses on local regulatory bases	3,143	4,295